UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5440

MFS INTERMEDIATE INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Intermediate Income Trust

7/31/10
Quarterly portfolio holdings

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10

Issuer	Shares/Par	Value ($)
Bonds – 99.2%
Asset-Backed & Securitized – 2.8%
Anthracite Ltd., “A”, CDO, FRN, 0.69%, 2019 (z)	$1,321,942	$955,764
Commercial Mortgage Acceptance Corp., FRN, 1.664%, 2030 (i)	11,886,964	721,539
Compagnie de Financement Foncier, 2.125%, 2013 (n)	1,600,000	1,617,744
Credit Suisse Mortgage Capital Certificate, 5.695%, 2040	2,000,000	1,925,123
Falcon Franchise Loan LLC, FRN, 3.078%, 2023 (i)(z)	6,672,765	318,291
Goldman Sachs Mortgage Securities Corp. II, 5.587%, 2038	3,500,000	3,751,095
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	2,300,000	2,409,507
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (z)	630,000	634,405
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	3,000,000	3,153,447
Lehman Brothers/UBS Commercial Mortgage Trust, 5.642%, 2032	2,220,000	2,409,616
Nationstar Home Equity Loan Trust, FRN, 0.458%, 2036	472,288	434,919
PNC Mortgage Acceptance Corp., 7.1%, 2032 (z)	2,000,000	1,998,062
Wachovia Bank Commercial Mortgage Trust, 5.418%, 2045	2,000,000	2,132,603

		$22,462,115

Automotive – 0.4%
Toyota Motor Credit Corp., 3.2%, 2015	$2,740,000	$2,859,628

Broadcasting – 0.2%
CBS Corp., 5.75%, 2020	$940,000	$1,030,657
WPP Finance, 8%, 2014	812,000	963,249

		$1,993,906

Brokerage & Asset Managers – 0.5%
Franklin Resources, Inc., 2%, 2013	$2,210,000	$2,249,628
TD Ameritrade Holding Co., 4.15%, 2014	2,007,000	2,096,251

		$4,345,879

Building – 0.6%
CRH America, Inc., 6.95%, 2012	$3,275,000	$3,532,851
CRH PLC, 8.125%, 2018	1,160,000	1,387,971

		$4,920,822

Cable TV – 0.9%
DIRECTV Holdings LLC, 5.875%, 2019	$1,400,000	$1,556,752
Myriad International Holdings B.V., 6.375%, 2017 (z)	2,663,000	2,736,233
Time Warner Cable, Inc., 5.4%, 2012	2,670,000	2,867,308

		$7,160,293

Chemicals – 1.3%
Dow Chemical Co., 8.55%, 2019	$3,190,000	$3,983,905
Lumena Resources Corp., 12%, 2014 (n)	1,338,000	1,184,130
PPG Industries, Inc., 5.75%, 2013	3,465,000	3,790,263
Sociedad Quimica y Minera de Chile S.A., 6.125%, 2016	1,463,000	1,600,633

		$10,558,931

Computer Software – 0.3%
Adobe Systems, Inc., 3.25%, 2015	$1,950,000	$2,021,861

Conglomerates – 1.3%
Eaton Corp., 4.9%, 2013	$2,310,000	$2,522,432
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013	4,460,000	4,976,383
Textron Financial Corp., 5.125%, 2010	2,600,000	2,614,812

		$10,113,627

Consumer Products – 1.3%
Clorox Co., 5%, 2013	$2,750,000	$2,994,409
Hasbro, Inc., 6.125%, 2014	870,000	944,689
Newell Rubbermaid, Inc., 5.5%, 2013	1,015,000	1,095,097
Royal Philips Electronics N.V., 4.625%, 2013	3,290,000	3,559,780

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – continued
Whirlpool Corp., 8%, 2012	$1,885,000	$2,063,762

		$10,657,737

Consumer Services – 0.4%
Western Union Co., 5.4%, 2011	$3,000,000	$3,151,587

Defense Electronics – 0.4%
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	$1,575,000	$1,670,869
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	1,400,000	1,599,207

		$3,270,076

Emerging Market Quasi-Sovereign – 4.5%
Banco do Brasil (Cayman Branch), 6%, 2020 (n)	$1,430,000	$1,546,910
BNDES Participacoes S.A., 6.5%, 2019 (n)	3,267,000	3,654,956
BNDES Participacoes S.A., 5.5%, 2020 (n)	138,000	143,865
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	1,312,000	1,429,049
Gaz Capital S.A., 8.125%, 2014 (n)	2,036,000	2,290,500
KazMunaiGaz Finance B.V., 7%, 2020 (n)	292,000	314,630
Majapahit Holding B.V., 7.75%, 2020 (n)	871,000	1,008,183
Pemex Project Funding Master Trust, 5.75%, 2018	760,000	805,517
Petrobras International Finance Co., 7.875%, 2019	1,777,000	2,140,978
Petroleos Mexicanos, 8%, 2019	776,000	938,960
Petroleos Mexicanos, 6%, 2020 (n)	2,970,000	3,170,475
Petroleos Mexicanos, 5.5%, 2021 (z)	1,158,000	1,191,582
Petronas Capital Ltd., 7.875%, 2022	1,089,000	1,415,873
Qatari Diar Finance Q.S.C., 5%, 2020 (z)	3,338,000	3,364,704
Qtel International Finance Ltd., 6.5%, 2014 (n)	734,000	816,909
Qtel International Finance Ltd., 7.875%, 2019 (n)	613,000	721,543
Qtel International Finance Ltd., 7.875%, 2019	227,000	267,195
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	1,584,000	1,841,546
State Bank of India, 4.5%, 2015 (z)	1,226,000	1,242,428
VEB Finance Ltd., 6.902%, 2020 (z)	1,998,000	2,110,887
VTB Capital S.A., 6.465%, 2015 (n)	3,045,000	3,132,696
Waha Aerospace B.V., 3.925%, 2020 (z)	2,076,000	2,083,058

		$35,632,444

Emerging Market Sovereign – 0.7%
Republic of Peru, 9.875%, 2015	$485,000	$620,800
Republic of South Africa, 5.5%, 2020	2,423,000	2,592,610
State of Qatar, 5.15%, 2014 (n)	1,832,000	1,978,560

		$5,191,970

Energy - Independent – 0.6%
EnCana Corp., 6.5%, 2019	$2,110,000	$2,492,558
Questar Market Resources, Inc., 6.8%, 2020	1,979,000	2,006,625
Talisman Energy, Inc., 7.75%, 2019	480,000	599,423

		$5,098,606

Energy - Integrated – 1.6%
Hess Corp., 8.125%, 2019	$1,230,000	$1,582,309
Husky Energy, Inc., 5.9%, 2014	2,755,000	3,093,862
Petro-Canada, 5%, 2014	2,140,000	2,342,431
Petro-Canada, 6.05%, 2018	904,000	1,039,377
Royal Dutch Shell PLC, 3.1%, 2015	2,710,000	2,808,991
TOTAL S.A., 3%, 2015	1,860,000	1,918,372

		$12,785,342

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Financial Institutions – 1.5%
General Electric Capital Corp., 5.45%, 2013		$2,000,000	$2,161,474
General Electric Capital Corp., 4.8%, 2013		2,120,000	2,278,252
General Electric Capital Corp., 6%, 2019		1,180,000	1,306,137
General Electric Capital Corp., FRN, 0.474%, 2012		2,050,000	2,008,063
NYSE Euronext, Inc., 4.8%, 2013		4,000,000	4,346,404

			$12,100,330

Food & Beverages – 3.7%
Anheuser-Busch InBev S.A., 7.75%, 2019 (n)		$4,080,000	$5,081,195
Conagra Foods, Inc., 5.875%, 2014		2,240,000	2,551,927
Diageo Capital PLC, 5.125%, 2012		3,900,000	4,128,212
Dr. Pepper Snapple Group, Inc., 1.7%, 2011		2,340,000	2,350,586
Dr. Pepper Snapple Group, Inc., 2.35%, 2012		1,650,000	1,681,515
Dr. Pepper Snapple Group, Inc., 6.82%, 2018		560,000	673,631
Kraft Foods, Inc., 6.75%, 2014		1,390,000	1,611,492
Kraft Foods, Inc., 6.125%, 2018		1,310,000	1,523,508
Miller Brewing Co., 5.5%, 2013 (n)		2,200,000	2,416,423
SABMiller PLC, 6.2%, 2011 (n)		2,800,000	2,921,041
Wm. Wrigley Jr. Co., 2.45%, 2012 (n)		4,070,000	4,099,332

			$29,038,862

Food & Drug Stores – 0.1%
CVS Caremark Corp., 3.25%, 2015		$1,096,000	$1,128,354

Forest & Paper Products – 0.3%
Votorantim Participacoes S.A., 6.75%, 2021 (n)		$2,063,000	$2,109,418

Industrial – 1.0%
Johns Hopkins University, 5.25%, 2019		$4,350,000	$4,889,183
Princeton University, 4.95%, 2019		2,860,000	3,173,799

			$8,062,982

Insurance – 2.7%
ING Groep N.V., 5.775% to 2015, FRN to 2049		$150,000	$122,250
Jackson National Life Global Funding, 5.375%, 2013 (n)		5,000,000	5,383,035
Lincoln National Corp., 4.3%, 2015		1,360,000	1,409,686
Metropolitan Life Global Funding, 5.125%, 2013 (n)		1,705,000	1,857,316
Metropolitan Life Global Funding, 5.125%, 2014 (n)		1,020,000	1,119,264
New York Life Global Funding, 4.65%, 2013 (n)		3,000,000	3,248,859
Principal Financial Group, Inc., 8.875%, 2019		2,230,000	2,785,433
Prudential Financial, Inc., 6.2%, 2015		2,210,000	2,451,056
Prudential Financial, Inc., 5.375%, 2020		1,810,000	1,880,382
UnumProvident Corp., 6.85%, 2015 (n)		1,450,000	1,566,236

			$21,823,517

Insurance - Property & Casualty – 1.1%
AXIS Capital Holdings Ltd., 5.875%, 2020		$4,110,000	$3,961,978
PartnerRe Ltd., 5.5%, 2020		2,120,000	2,107,598
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		3,000,000	2,730,000

			$8,799,576

International Market Quasi-Sovereign – 6.4%
Bank of Ireland, 2.75%, 2012 (n)		$1,610,000	$1,602,494
Canada Housing Trust, 4.6%, 2011 (n)	CAD	3,148,000	3,175,130
Eksportfinans A.S.A., 5.125%, 2011		$3,780,000	3,969,072
Eksportfinans A.S.A., 1.6%, 2014	JPY	350,000,000	4,177,407
Electricite de France PLC, 5.5%, 2014 (n)		$4,750,000	5,280,955
ING Bank N.V., 3.9%, 2014 (n)		5,650,000	6,109,339

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
International Market Quasi-Sovereign – continued
Irish Life & Permanent PLC, 3.6%, 2013 (n)		$3,600,000	$3,606,228
LeasePlan Corp. N.V., 3%, 2012 (n)		1,640,000	1,690,496
National Australia Bank Ltd., 2.55%, 2012 (n)		2,410,000	2,465,285
Royal Bank of Scotland PLC, FRN, 1.121%, 2012 (n)		5,254,000	5,258,581
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)		2,315,000	2,449,724
Swedish Export Credit Corp., FRN, 1.18%, 2014		3,300,000	3,336,458
Swedish Housing Finance Corp., 3.125%, 2012 (n)		5,260,000	5,437,067
Westpac Banking Corp., 3.45%, 2014 (n)		2,015,000	2,118,660

			$50,676,896

International Market Sovereign – 21.7%
Federal Republic of Germany, 3.75%, 2015	EUR	8,922,000	$12,699,855
Federal Republic of Germany, 4.25%, 2018	EUR	4,353,000	6,410,168
Government of Bermuda, 5.603%, 2020 (z)		$1,098,000	1,144,437
Government of Canada, 4.5%, 2015	CAD	1,980,000	2,120,673
Government of Canada, 5.75%, 2033	CAD	358,000	456,424
Government of Japan, 1.5%, 2012	JPY	2,077,000,000	24,649,166
Government of Japan, 1.3%, 2014	JPY	978,000,000	11,797,457
Government of Japan, 1.7%, 2017	JPY	2,201,000,000	27,389,311
Kingdom of Belgium, 5.5%, 2017	EUR	3,200,000	4,884,000
Kingdom of Spain, 4.6%, 2019	EUR	1,520,000	2,059,987
Kingdom of Sweden, 4.5%, 2015	SEK	9,300,000	1,425,854
Kingdom of the Netherlands, 3.75%, 2014	EUR	1,389,000	1,964,675
Kingdom of the Netherlands, 4%, 2016	EUR	2,000,000	2,874,802
Republic of Austria, 4.65%, 2018	EUR	2,460,000	3,627,082
Republic of France, 5%, 2016	EUR	9,214,000	13,917,580
Republic of Ireland, 4.6%, 2016	EUR	2,179,000	2,905,330
Republic of Italy, 5.25%, 2017	EUR	13,292,000	19,415,645
State of Israel, 5.125%, 2014		$5,000,000	5,518,765
United Kingdom Treasury, 5%, 2012	GBP	6,837,000	11,444,279
United Kingdom Treasury, 8%, 2015	GBP	7,664,000	15,495,089

			$172,200,579

Local Authorities – 1.2%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$2,780,000	$2,810,413
Province of Ontario, 4.75%, 2016		6,000,000	6,754,212

			$9,564,625

Machinery & Tools – 0.1%
Atlas Copco AB, 5.6%, 2017 (n)		$510,000	$553,169

Major Banks – 6.1%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		$2,000,000	$1,400,000
Banco Santander Chile, 2.875%, 2012 (n)		1,840,000	1,856,185
Bank of America Corp., 4.9%, 2013		4,300,000	4,539,200
Bank of America Corp., 7.375%, 2014		200,000	229,329
Barclays Bank PLC, 5.125%, 2020		2,760,000	2,862,862
Commonwealth Bank of Australia, 5%, 2019 (n)		2,560,000	2,713,352
Credit Suisse New York, 5.5%, 2014		2,330,000	2,565,027
Goldman Sachs Group, Inc., 6%, 2014		2,490,000	2,747,349
Goldman Sachs Group, Inc., 7.5%, 2019		1,427,000	1,658,061
JPMorgan Chase & Co., FRN, 1.159%, 2013		2,800,000	2,803,606
Kookmin Bank, 7.25%, 2014 (n)		2,100,000	2,404,502
Macquarie Group Ltd., 6%, 2020 (n)		3,361,000	3,532,139
Merrill Lynch & Co., Inc., 6.15%, 2013		2,190,000	2,385,677
Morgan Stanley, 6.75%, 2011		1,800,000	1,871,690

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Morgan Stanley, 6%, 2014	$2,330,000	$2,536,338
Morgan Stanley, 6.625%, 2018	1,532,000	1,666,156
Morgan Stanley, 5.625%, 2019	640,000	650,531
Santander UK PLC, 3.875%, 2014 (n)	3,440,000	3,463,815
Standard Chartered PLC, 3.85%, 2015 (n)	2,320,000	2,391,080
Wells Fargo & Co., 3.75%, 2014	2,900,000	3,035,233
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	1,190,000	1,225,700

		$48,537,832

Medical & Health Technology & Services – 0.4%
Hospira, Inc., 5.55%, 2012	$1,590,000	$1,690,369
Hospira, Inc., 6.05%, 2017	1,060,000	1,195,930

		$2,886,299

Metals & Mining – 0.9%
International Steel Group, Inc., 6.5%, 2014	$2,070,000	$2,282,591
Rio Tinto Finance USA Ltd., 5.875%, 2013	3,690,000	4,101,136
Southern Copper Corp., 5.375%, 2020	496,000	510,235

		$6,893,962

Mortgage-Backed – 9.8%
Fannie Mae, 4.56%, 2010	$1,335,096	$1,347,665
Fannie Mae, 6.022%, 2010	6,800,000	6,888,170
Fannie Mae, 4.755%, 2011	4,350,976	4,415,941
Fannie Mae, 4.845%, 2013	1,946,814	2,095,534
Fannie Mae, 4.609%, 2014	2,825,518	3,055,988
Fannie Mae, 4.841%, 2014	3,240,041	3,525,289
Fannie Mae, 5.412%, 2014	1,865,941	2,052,803
Fannie Mae, 4.62%, 2015	915,635	997,714
Fannie Mae, 4.922%, 2015	1,837,067	2,026,593
Fannie Mae, 4%, 2016	708,488	717,651
Fannie Mae, 5.395%, 2016	1,322,859	1,486,475
Fannie Mae, 5.424%, 2016	2,338,432	2,620,965
Fannie Mae, 6%, 2016 - 2029	1,846,685	1,914,251
Fannie Mae, 5.5%, 2017 - 2025	5,242,121	5,671,816
Fannie Mae, 4.5%, 2019	5,142,253	5,509,386
Fannie Mae, 5%, 2019 - 2025	1,406,941	1,469,632
Fannie Mae, 6.5%, 2031	3,614,939	4,060,913
Freddie Mac, 5.5%, 2017 - 2026	6,542,232	7,030,765
Freddie Mac, 6%, 2017 - 2034	1,217,814	1,329,602
Freddie Mac, 5%, 2019 - 2025	4,119,504	4,407,425
Freddie Mac, 4.224%, 2020	2,249,154	2,367,268
Ginnie Mae, 6%, 2033	1,273,847	1,412,062
Ginnie Mae, 6%, 2036 (f)	1,933,124	2,122,937
Ginnie Mae, 5.612%, 2058	4,538,652	4,931,433
Ginnie Mae, 6.357%, 2058	4,378,824	4,845,272

		$78,303,550

Natural Gas - Pipeline – 0.7%
Enterprise Products Operating LP, 5.65%, 2013	$376,000	$410,237
Enterprise Products Operating LP, 3.7%, 2015	2,930,000	3,028,035
TransCanada PipeLines Ltd., 3.4%, 2015	1,957,000	2,055,012

		$5,493,284

Network & Telecom – 1.4%
British Telecommunications PLC, 5.15%, 2013	$943,000	$999,068
France Telecom S.A., 7.75%, 2011	2,330,000	2,421,541

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Network & Telecom – continued
Telecom Italia Capital, 4.875%, 2010	$3,000,000	$3,017,790
Telefonica S.A., 5.877%, 2019	2,940,000	3,252,046
Verizon Communications, Inc., 8.75%, 2018	1,060,000	1,399,307

		$11,089,752

Oil Services – 0.6%
Noble Corp., 3.45%, 2015	$1,030,000	$1,059,676
Smith International, Inc., 9.75%, 2019	2,960,000	4,105,630

		$5,165,306

Other Banks & Diversified Financials – 4.4%
American Express Centurion Bank, 5.2%, 2010	$2,510,000	$2,544,349
Bank of Moscow Capital PLC, 6.699%, 2015 (n)	3,605,000	3,632,037
Bank of Tokyo-Mitsubishi UFJ, 2.6%, 2013 (n)	2,930,000	2,996,643
Capital One Financial Corp., 8.8%, 2019	2,470,000	3,144,105
Citigroup, Inc., 5.5%, 2013	6,500,000	6,906,088
Eurohypo AG, 5.125%, 2016	3,140,000	3,382,103
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	2,556,000	2,802,296
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	3,960,000	4,032,710
Svenska Handelsbanken AB, 4.875%, 2014 (n)	3,060,000	3,302,067
UBS AG, 4.875%, 2020	710,000	715,823
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	2,000,000	1,885,000

		$35,343,221

Pharmaceuticals – 0.9%
Pfizer, Inc., 6.2%, 2019	$2,490,000	$3,004,656
Roche Holdings, Inc., 6%, 2019 (n)	3,200,000	3,775,130

		$6,779,786

Pollution Control – 0.8%
Allied Waste North America, Inc., 7.125%, 2016	$3,400,000	$3,672,000
Republic Services, Inc., 5.25%, 2021 (n)	2,620,000	2,831,442

		$6,503,442

Printing & Publishing – 0.1%
Pearson PLC, 5.5%, 2013 (n)	$410,000	$442,254

Real Estate – 0.5%
Kimco Realty Corp., REIT, 6.875%, 2019	$690,000	$767,966
Simon Property Group, Inc., REIT, 6.75%, 2014	603,000	685,751
WEA Finance LLC, REIT, 6.75%, 2019 (n)	2,290,000	2,626,813

		$4,080,530

Retailers – 1.4%
AutoZone, Inc., 6.5%, 2014	$2,660,000	$3,001,475
Macy’s, Inc., 8.375%, 2015	2,670,000	2,987,063
Staples, Inc., 9.75%, 2014	2,330,000	2,870,371
Wesfarmers Ltd., 6.998%, 2013 (n)	2,330,000	2,563,562

		$11,422,471

Supermarkets – 0.0%
Kroger Co., 5%, 2013	$303,000	$327,978

Supranational – 1.8%
Central American Bank, 4.875%, 2012 (n)	$3,800,000	$3,954,261
Corporacion Andina de Fomento, 6.875%, 2012	6,000,000	6,455,694
Corporacion Andina de Fomento, 5.2%, 2013	3,000,000	3,223,809
Eurasian Development Bank, 7.375%, 2014 (n)	552,000	588,156

		$14,221,920

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 1.4%
Crown Castle Towers LLC, 6.113%, 2020 (n)	$2,934,000	$3,224,484
Net Servicos de Comunicacao S.A., 7.5%, 2020 (n)	1,006,000	1,112,636
Rogers Communications, Inc., 6.8%, 2018	2,950,000	3,560,476
Vodafone Group PLC, 5%, 2013	3,000,000	3,275,661

		$11,173,257

Tobacco – 2.0%
Altria Group, Inc., 8.5%, 2013	$2,700,000	$3,205,737
B.A.T. International Finance PLC, 8.125%, 2013 (n)	2,250,000	2,657,426
Lorillard Tobacco Co., 8.125%, 2019	1,252,000	1,422,896
Lorillard Tobacco Co., 6.875%, 2020	1,340,000	1,394,226
Philip Morris International, Inc., 4.875%, 2013	4,620,000	5,031,508
Reynolds American, Inc., FRN, 1.237%, 2011	2,000,000	1,996,524

		$15,708,317

Transportation - Services – 0.2%
ERAC USA Finance Co., 2.75%, 2013 (n)	$1,500,000	$1,520,085

U.S. Government Agencies and Equivalents – 3.2%
Aid-Egypt, 4.45%, 2015	$3,963,000	$4,432,655
Farmer Mac, 5.5%, 2011 (n)	6,070,000	6,358,999
Small Business Administration, 6.35%, 2021	1,620,924	1,766,525
Small Business Administration, 6.34%, 2021	1,260,233	1,374,482
Small Business Administration, 6.44%, 2021	1,127,002	1,232,238
Small Business Administration, 6.625%, 2021	1,393,673	1,529,748
Small Business Administration, 5.34%, 2021	3,108,509	3,340,568
Small Business Administration, 4.93%, 2024	1,449,924	1,556,031
Small Business Administration, 5.36%, 2025	1,833,287	2,005,138
Small Business Administration, 5.39%, 2025	1,343,568	1,468,112

		$25,064,496

U.S. Treasury Obligations – 0.0%
U.S. Treasury Bonds, 10.625%, 2015	$30,000	$43,116

Utilities - Electric Power – 5.0%
Allegheny Energy, Inc., 5.75%, 2019 (n)	$2,820,000	$2,878,870
Colbun S.A., 6%, 2020 (n)	2,388,000	2,498,966
Duke Energy Corp., 5.65%, 2013	1,800,000	1,999,219
Duke Energy Corp., 3.35%, 2015	3,280,000	3,387,633
E.ON International Finance B.V., 5.8%, 2018 (n)	5,000,000	5,770,870
EDP Finance B.V., 6%, 2018 (n)	2,240,000	2,252,459
Enel Finance International S.A., 6.25%, 2017 (n)	2,240,000	2,511,410
Exelon Generation Co. LLC, 5.2%, 2019	1,340,000	1,453,979
Firstenergy Solutions Corp., 6.05%, 2021	1,861,000	1,962,570
Georgia Power Co., 6%, 2013	1,350,000	1,538,028
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	3,950,000	3,950,332
NiSource Finance Corp., 7.875%, 2010	3,500,000	3,561,695
Oncor Electric Delivery Co., 5.95%, 2013	5,060,000	5,621,898

		$39,387,929

Total Bonds		$788,671,919

Money Market Funds (v) – 0.0%
MFS Institutional Money Market Portfolio, 0.26%, at Net Asset Value	479	$479

Total Investments		$788,672,398

Other Assets, Less Liabilities – 0.8%		6,442,963

Net Assets – 100.0%		$795,115,361

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $187,455,507, representing 23.6% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Anthracite Ltd., “A”, CDO, FRN, 0.69%, 2019	1/28/10	$948,447	$955,764
Falcon Franchise Loan LLC, FRN, 3.078%, 2023	1/18/02	329,700	318,291
Government of Bermuda, 5.603%, 2020	7/13/10	1,098,000	1,144,437
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015	7/16/10	629,822	634,405
Myriad International Holdings B.V., 6.375%, 2017	7/22/10	2,663,000	2,736,233
PNC Mortgage Acceptance Corp., 7.1%, 2032	3/25/08	2,000,000	1,998,062
Petroleos Mexicanos, 5.5%, 2021	7/13/10	1,146,572	1,191,582
Qatari Diar Finance Q.S.C., 5%, 2020	7/14/10	3,336,968	3,364,704
State Bank of India, 4.5%, 2015	7/22/10	1,222,429	1,242,428
VEB Finance Ltd., 6.902%, 2020	7/01/10	1,998,000	2,110,887
Waha Aerospace B.V., 3.925%, 2020	7/21/10	2,076,000	2,083,058

Total Restricted Securities			$17,779,851
% of Net Assets			2.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Intermediate Income Fund

Supplemental Information (Unaudited) 7/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

MFS Intermediate Income Fund

Supplemental Information (Unaudited) 7/31/10 - continued

(1) Investment Valuations - continued

The following is a summary of the levels used as of July 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$25,107,612	$—	$25,107,612
Non-U.S. Sovereign Debt	—	277,923,809	—	277,923,809
Corporate Bonds	—	243,709,106	—	243,709,106
Residential Mortgage-Backed Securities	—	78,738,469	—	78,738,469
Commercial Mortgage-Backed Securities	—	16,409,776	—	16,409,776
Asset-Backed Securities (including CDOs)	—	3,999,676	—	3,999,676
Foreign Bonds	—	142,783,471	—	142,783,471
Mutual Funds	479	—	—	479

Total Investments	$479	$788,671,919	$—	$788,672,398

Other Financial Instruments
Futures	$816,205	$—	$—	$816,205
Swaps	—	66,127	—	66,127
Forward Currency Contracts	—	(6,259,477)	—	(6,259,477)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$737,604,766

Gross unrealized appreciation	$58,373,681
Gross unrealized depreciation	(7,306,049)

Net unrealized appreciation (depreciation)	$51,067,632

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Intermediate Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/10 - continued

(3) Derivative Contracts at 7/31/10

Forward Foreign Currency Exchange Contracts at 7/31/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Goldman Sachs International	666,580	10/12/10	$848,049	$868,555	$20,506
SELL	GBP	Deutsche Bank AG	7,746,739	10/12/10	12,362,013	12,151,926	210,087

							$230,593

Liability Derivatives
SELL	CAD	UBS AG	5,715,234	8/06/10	$5,465,405	$5,559,097	$(93,692)
SELL	EUR	UBS AG	51,488,959	9/15/10	62,034,928	67,095,245	(5,060,317)
SELL	GBP	Barclays Bank PLC	7,746,739	10/12/10	11,755,288	12,151,926	(396,638)
SELL	JPY	JPMorgan Chase Bank N.A.	5,585,608,392	10/12/10	63,806,355	64,692,025	(885,670)
SELL	SEK	Deutsche Bank AG	9,536,157	10/12/10	1,266,287	1,320,040	(53,753)

							$(6,490,070)

Futures Contracts Outstanding at 7/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	198	$23,725,969	September-2010	$623,680
U.S. Treasury Note 10 yr (Long)	USD	60	7,428,750	September-2010	211,093

					$834,773

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr (Short)	USD	15	$3,286,875	September-2010	$(18,568)

Swap Agreements at 7/31/10

Expiration	Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
9/20/14 USD	3,960,000	Goldman Sachs International (a)	1.00% (fixed rate)	(1)	$66,127

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill, Inc., 7.375%, 10/01/25, an A2 rated bond. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums received by the fund amounted to $7,543.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

MFS Intermediate Income Fund

Supplemental Information (Unaudited) 7/31/10 - continued

(3) Derivative Contracts at 7/31/10 - continued

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At July 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	753	131,321,629	(131,321,903)	479

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,832	$479

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2010, are as follows:

United States	46.4%
Japan	8.8%
United Kingdom	8.0%
France	3.9%
Germany	3.6%
Canada	3.5%
Italy	3.2%
Netherlands	2.4%
Australia	2.3%
Other Countries	17.9%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE INCOME TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: September 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: September 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2010

*	Print name and title of each signing officer under his or her signature.